SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation:
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).
Use of estimate in preparation of financial statements
b.	Use of estimate in preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Financial statements in United States dollars
c.	Financial statements in United States dollars:

The Company’s functional currency is the U.S. dollar (“dollar” or “$”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in currencies other than dollars have been re-measured to dollars. All transaction gains and losses from re-measurement of monetary balance sheet items denominated in currencies other than dollars are reflected in the statements of comprehensive loss as financial expenses, net.

Cash and cash equivalents
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Restricted cash
e.	Restricted cash:

Restricted cash include bank deposits with maturities of more than three months and up to one year. The restricted bank deposit was presented at its cost, including accrued interest and represents cash which is used as collateral for the Company’s credit card.

Fair Value Measurements
f.	Fair Value Measurements:

The carrying values of Company’s financial assets and liabilities, including cash and cash equivalents, restricted cash, other current assets, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. Assets and liabilities recorded at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:

Level 1 - Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 - Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets of liabilities in markets that are not active;

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s derivative warrant liability is classified within Level 3 of the fair value hierarchy because their fair values are estimated by utilizing valuation models and significant unobservable inputs.

Property and equipment, net
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and electronic equipment	33
Furniture and office equipment	7

Research and development expenses
h.	Research and development expenses:
Research and development expenses are charged to the statements of comprehensive loss as incurred.
Income taxes
i.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances in respect of deferred tax assets are provided for, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. As of December 31, 2020, and 2019, the Company had a full valuation allowance on its deferred tax assets.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2020, and 2019, no liability for unrecognized tax positions has been recognized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740-10, under which a company may recognize the tax benefit from an uncertain tax position claimed or expected to be claimed on a tax return only if it is more likely than not that the tax position will be sustained on examination by the taxation authorities, based on the technical merits of the position.

The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.  Accordingly, the Company reports a liability for unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense.

Concentrations of credit risk
j.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and restricted cash. Cash and cash equivalents and restricted cash are invested in a major bank in Israel.

Management believes that the bank that holds the Company’s cash, cash equivalent and restricted cash is financially sound and, accordingly, minimal credit risk exists with respect to this cash, cash equivalent and restricted cash.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Convertible notes
k.	Convertible notes:

Proceeds from the sale of notes with a conversion feature are allocated to equity based on the intrinsic value of such conversion feature (if any) in accordance with ASC 470-20 “Debt with Conversion and Other Options”, with a corresponding discount on the notes recorded in liabilities which is amortized in finance expense over the term of the notes. Convertible notes with convertible features that are determined to not be beneficial are allocated entirely to liabilities.

Derivative warrant liability
l.	Derivative warrant liability

Financial equity instruments that do not meet the US GAAP criteria for equity classification are classified as liability at fair value and are adjusted to fair value at each reporting period. Changes in fair value are recognized in the Company’s statements of comprehensive loss in accordance with ASC 815, "Accounting for Derivative Financial Instruments".

Basic and diluted loss per share
m.	Basic and diluted loss per share:

Basic loss per share is computed by dividing the loss for the period applicable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

For the years ended December 31, 2020, 2019 and 2018, all outstanding share options, convertible notes, and warrants have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all years presented.

The loss and the weighted average number of shares used in computing basic and diluted net loss per share is as follows:

	Year ended December 31,
	2020	2019	2018

Numerator:
Net loss applicable to shareholders of ordinary shares	$(4,053)	$(1,279)	$(828)
Interest accrued on convertible preferred shares	-	(1,130)	(1,046)
Total loss attributed to ordinary shares	(4,053)	(2,409)	(1,874)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	3,243,943	576,556	576,556
Net loss per share of ordinary share, basic and diluted	$(1.25)	$(4.17)	$(3.24)

Share-based compensation
n.	Share-based compensation:

Share-based compensation to employees and consultants is accounted for in accordance with ASC 718, “Compensation - Share Compensation” (“ASC 718”), which requires estimation of the fair value of share-based payment awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period using the graded vesting method. The Company has elected to recognize forfeitures, as incurred.

The fair value of share options granted was estimated using the Black Scholes model, which requires a number of assumptions, of which the most significant are the expected share price, volatility, and the expected option term. Expected volatility was calculated based on comparable public companies in the same industry. The expected share option term is calculated for share options granted using the “simplified” method. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term.

The expected dividend yield assumption is based on Company’s historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

Deferred offering costs
o.	Deferred offering costs

The Company capitalizes certain legal and other third-party fees that are directly related to the Company’s in-process equity financings until such financings are consummated. After the consummation of such equity financings, these costs are recorded as a reduction of the respective gross proceeds. Should a planned equity financing be abandoned, terminated or significantly delayed, the deferred offering costs are written off to operating expenses. As of December 31, 2019, there were $192 of deferred offering costs included in other non-current assets on the balance sheet.

Disclosure of recent accounting pronouncements
p.	Disclosure of recent accounting pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 requires lessees to recognize their lease contracts as assets and liabilities in the financial statements. Furthermore, the ASU requires the Company to continue recognizing expenses but recognize expenses on their income statements in a manner similar to current lease accounting. The amendments in this ASU are effective January 1, 2019. In July 2018, the FASB issued ASU 2018-11, Leases - Targeted Improvements, to allow a company to elect an optional modified retrospective transition method that applies the new lease requirements through a cumulative-effect adjustment in the period of adoption.

Effective January 1, 2019, the Company adopted the new lease accounting standard using the modified retrospective transition option of applying the new standard at the adoption date. The Company elected to apply the practical expedients permitted under the transition guidance within the new standard, and the Company also elected not to apply the recognition requirements in the lease standard to short-term leases as of the adoption date. As such, there was no impact on the Company’s financial statements as a result of adopting ASU 2016-02.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement - Disclosure Framework (Topic 820). The updated guidance improves the disclosure requirements on fair value measurements. The updated guidance if effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Effective January 1, 2020, the Company adopted the new fair value measurement standard. The implementation of the updated guidance did not have a significant effect on Company’s financial statements.

In August 2020, the FASB issued guidance that is expected to reduce complexity and improve comparability of financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity. This guidance will be effective for the Company on January 1, 2022 and is not expected to have a material impact on the Company’s financial statements and disclosures.

ASC Topic 740, "Income Taxes", was amended to simplify the accounting for income taxes to improve consistency of accounting methods and remove certain exceptions. The amendment is effective for the Company beginning January 1, 2021 and is not expected to have a material impact on the Company’s financial statements and disclosures.